Income Taxes - Components of Group's Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	May 31, 2023	May 31, 2022	May 31, 2021
Deferred tax assets
Allowance for doubtful accounts	$ 37,424	$ 41,806
Accrued expenses	56,716	53,069
Net operating loss carry-forward	324,355	321,258
Tax impact from the long-term investments disposed to a related party	1,521	1,521
Total deferred tax assets	420,016	417,654
Less: valuation allowance	(364,083)	(397,616)	$ (90,087)
Total deferred tax assets, net	55,933	20,038
Deferred tax liabilities
Acquired assets	4,523	1,788
Tax impact from the unrealized gain on available-for-sale investments	19,326	17,452
Total deferred tax liabilities	$ 23,849	$ 19,240